COMMITMENTS AND CONTINGENCIES (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 AUD ($)
Property, Plant and Equipment [Line Items]
Accrued liabilities						$ 732,010		$ 1,075,643
Accounts payable		$ 683,707		$ 683,707		521,747		1,218,783
Research and development expenses		402,417	$ 802,717	2,408,839	$ 1,873,873	2,841,272		7,252,437
Research and development expense tax credit receivable								145,349
Research and development tax credit						290,447
Future cash		3,757,594		3,757,594		2,241,026		2,287,977
Reduction in force restructuring percentage	35.00%
Other Consulting and Vendor Agreements [Member]
Property, Plant and Equipment [Line Items]
Future cash		$ 2,000,000.0		$ 2,000,000.0		300,000
Avance Clinical [Member]
Property, Plant and Equipment [Line Items]
Contract cost						2,114,000			$ 3,400,000
Total project costs							$ 3,300,000
Prepaid assets						0
Accrued liabilities						0
Accounts payable						0
Research and development expenses						$ 495,465		$ 1,751,444